S000009423 [Member] Expense Example - iShares U.S. Aerospace & Defense ETF - iShares U.S. Aerospace & Defense ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480